Share capital and share premium (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Reconciliation of number of shares outstanding	The table below summarizes the share issuances as a result of the exercise of stock options and vesting of restricted stock units under the Company’s Employee Stock Option Plan, for the period ended
June 30, 2025.

Number of shares outstanding on December 31, 2024	60,760,957
Exercise of stock options	346,001
Vesting of RSUs	59,294
Number of shares outstanding on June 30, 2025	61,166,252